Note 20 - Non-controlling Interest - Changes to the Non-controlling Interest (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017
Statement Line Items [Line Items]
Balance at beginning of year	$ 900,325	$ 1,368,679
Balance at end of year	700,310	900,325
Buckreef [member]
Statement Line Items [Line Items]
Non-controlling interest’s 45% share of Buckreef’s comprehensive loss	(202,547)	(458,573)
NWBM [member]
Statement Line Items [Line Items]
Non-controlling interest’s 45% share of Buckreef’s comprehensive loss	$ 2,532	$ (9,781)